Provisions - Contingent consideration provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions [Line Items]
Acquisitions through business combinations, other provisions			€ 366
Acquisitions	€ 131	€ 75
Change in Fair value on contingent consideration	(93)	(17)	26
Provisions for contingent considerations [Member]
Provisions [Line Items]
Other provisions	318	354	409	€ 66
Acquisitions	70	6
Provision used, other provisions	€ 14	€ 44	€ 48